Schedule of Revenue Related Party (Details) (USD $)	12 Months Ended
Dec. 31, 2013
Related Party Balances And Transactions Schedule Of Revenue Related Party 1	$ 539,130
Related Party Balances And Transactions Schedule Of Revenue Related Party 2	860,156
Related Party Balances And Transactions Schedule Of Revenue Related Party 3	14,334
Related Party Balances And Transactions Schedule Of Revenue Related Party 4	(550,945)
Related Party Balances And Transactions Schedule Of Revenue Related Party 5	(299,295)
Related Party Balances And Transactions Schedule Of Revenue Related Party 6	0
Related Party Balances And Transactions Schedule Of Revenue Related Party 7	(11,815)
Related Party Balances And Transactions Schedule Of Revenue Related Party 8	560,861
Related Party Balances And Transactions Schedule Of Revenue Related Party 9	$ 14,334